(Loss) Per Share (Tables)	6 Months Ended
Dec. 31, 2025
(Loss) Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share and Weighted Average Number of Shares

(a) Basic (loss) per share

	Six Months Ended December 31, (Unaudited)
	2025	2024
	AUD$
Total basic (loss) per share attributable to the ordinary equity holders of the company	(0.09)	(0.04)

(b) Diluted (loss) per share

	Six Months Ended December 31, (Unaudited)
	2025	2024
	AUD$
Total diluted (loss) per share attributable to the ordinary equity holders of the company	(0.09)	(0.04)

(c) Weighted average number of shares used as the denominator

	Six Months Ended December 31, 2025 (Unaudited)	Six Months Ended December 31, 2024 (Unaudited)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	28,238,021	23,640,568
Adjustments for calculation of diluted earnings per share:	-	-
Amounts uncalled on partly paid shares and calls in arrears	-	-
Options	-	-
Deferred shares	-	-
Convertible notes and commitment fee shares	-	-
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	28,238,021	23,640,658